15005104

Received SEC

FEB 17 2015

Washington, DC 20549

Nasdaq

Arnold Golub
Vice President
Listing Qualifications

001- 36848

By Electronic Mail

February 17, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CORTINAS

Dear Mr. Thomas:

This is to certify that on February 11, 2015, The Nasdaq Stock Market (the "Exchange") received from Check-Cap Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Ordinary Share, par value NIS 0.20 per share, and one-half of a Series A Warrant to purchase one Ordinary Share, par value NIS 0.20 per share

Ordinary Shares, par value NIS 0.20 per share

Series A Warrants to purchase Ordinary Shares, par value NIS 0.20 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,